Commitments and Contingencies - Additional Information (Details) £ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2023 GBP (£)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 GBP (£)
Other Commitments [Line Items]
Research and development expense	$ 7,960,000	$ 7,218,000	$ 24,060,000	$ 19,548,000	$ 29,379,000	$ 12,606,000
Alloy Therapeutics Llc [Member]
Other Commitments [Line Items]
Payment of annual license fees and program fees			100,000		100,000
Research and development expense	50,000	50,000	100,000	50,000	500,000	100,000
Alloy Therapeutics Llc [Member] | Development Milestone [Member] | First Selected Antibody [Member] | Maximum [Member]
Other Commitments [Line Items]
Potential milestone payments due	1,800,000		1,800,000		1,800,000
Alloy Therapeutics Llc [Member] | Development Milestone [Member] | Second Selected Antibody [Member] | Maximum [Member]
Other Commitments [Line Items]
Potential milestone payments due	3,100,000		3,100,000		3,100,000
Alloy Therapeutics Llc [Member] | Commercial Milestone [Member] | First Selected Antibody [Member] | Maximum [Member]
Other Commitments [Line Items]
Potential milestone payments due	11,000,000		11,000,000		11,000,000
Alloy Therapeutics Llc [Member] | Commercial Milestone [Member] | Second Selected Antibody [Member] | Maximum [Member]
Other Commitments [Line Items]
Potential milestone payments due	15,000,000		15,000,000		15,000,000
Ligand Pharmaceuticals Incorporated [Member]
Other Commitments [Line Items]
Research and development expense		100,000	200,000	100,000	100,000
Ligand Pharmaceuticals Incorporated [Member] | Development Milestone [Member]
Other Commitments [Line Items]
Potential milestone payments due	12,200,000		12,200,000		12,200,000
Ligand Pharmaceuticals Incorporated [Member] | Commercial Milestone [Member]
Other Commitments [Line Items]
Potential milestone payments due								$ 0
IONTAS Limited [Member]
Other Commitments [Line Items]
Research and development expense	600,000	$ 200,000	2,000,000	$ 800,000	$ 1,700,000	$ 2,700,000
IONTAS Limited [Member] | Development Milestone [Member] | First Development Program [Member]
Other Commitments [Line Items]
Potential milestone payments due	3,900,000		3,900,000				£ 3.1		£ 3.1
IONTAS Limited [Member] | Development Milestone [Member] | Second Development Program [Member]
Other Commitments [Line Items]
Potential milestone payments due	3,100,000		3,100,000				2.5		2.5
IONTAS Limited [Member] | Commercial Milestone [Member] | First Development Program [Member]
Other Commitments [Line Items]
Potential milestone payments due	$ 2,900,000		$ 2,900,000				£ 2.3		£ 2.3